Post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Main Assumptions Used in Actuarial Valuation of Retirement Plans
The most relevant demographic assumption comprise of mortality table and the most relevant financial assumptions include: discount rate and inflation.

	12/31/2021	12/31/2020
Mortality table (1)	AT-2000	AT-2000
Discount rate (2)	9.46% p.a.	7.64% p.a.
Inflation (3)	4.00% p.a.	4.00% p.a.
Actuarial method	Projected Unit Credit	Projected Unit Credit

(1)	Correspond to those disclosed by SOA – “Society of Actuaries”, that reflect a 10% increase in the probabilities of survival regarding the respective basic tables.
(2)
Determined based on market yield relating to National Treasury Notes
(NTN-B)
and compatible with the economic scenario observed on the balance sheet closing date, considering the volatility of interest market and models used.

(3)	Refers to estimated long-term projection.
Retired plans sponsored by foreign subsidiaries - Banco Itaú (Suisse) S.A., Itaú CorpBanca Colombia S.A. and PROSERV - Promociones y Servicios S.A. de C.V. - are structured as Defined Benefit modality and adopt actual assumptions adequate to masses of participants and the economic scenario of each country.

Summary of Allocation of Assets by Category Segmented into Quoted and Not Quoted in Active Market
Below is a table with the allocation of assets by category, segmented into Quoted in an Active Market and Not Quoted in an Active Market:

	Fair value		% Allocation
Types	12/31/2021	12/31/2020	12/31/2021	12/31/2020
Fixed income securities	19,904	21,172	90.8%	91.2%
Quoted in an active market	19,508	20,804	89.0%	89.6%
Non quoted in an active market	396	368	1.8%	1.6%
Variable income securities	1,323	1,387	6.1%	5.9%
Quoted in an active market	1,312	1,378	6.0%	5.9%
Non quoted in an active market	11	9	0.1%	0.0%
Structured investments	150	82	0.7%	0.4%
Non quoted in an active market	150	82	0.7%	0.4%
Real estate	462	506	2.1%	2.2%
Loans to participants	73	78	0.3%	0.3%

Total	21,912	23,225	100.0%	100.0%

Summary of Change in Net Amount Recognized in Balance Sheet
e) Change in the net amount recognized in the balance sheet
The net amount recognized in the Balance Sheet is limited by the asset ceiling and it is computed based on estimated future contributions to be realized by the sponsor, so that it represents the maximum reduction amount in the contributions to be made.

	12/31/2021
	BD and CV plans				CD plans			Other post- employment benefits Liabilities	Total Recognized amount
	Net assets	Actuarial liabilities	Asset ceiling	Recognized amount	Pension plan fund	Asset ceiling	Recognized amount
Amounts at the beginning of the period	23,225	(20,662)	(3,642)	(1,079)	1,454	(951)	503	(922)	(1,498)

Amounts recognized in income (1+2+3+4)	1,722	(1,575)	(278)	(131)	41	(68)	(27)	(66)	(224)
1 - Cost of current service	—	(53)	—	(53)	—	—	—	—	(53)
2 - Cost of past service	—	—	—	—	—	—	—	—	—
3 - Net interest (1)	1,722	(1,522)	(278)	(78)	104	(68)	36	(66)	(108)
4 - Other expenses (2)	—	—	—	—	(63)	—	(63)	—	(63)
Amounts recognized in stockholders´ equity - other comprehensive income (5+6+7)	(1,764)	817	665	(282)	(725)	1,017	292	81	91
5 - Effects on asset ceiling (4)	—	—	665	665	(484)	1,017	533	—	1,198
6 - Remeasurements	(1,766)	801	—	(965)	(241)	—	(241)	81	(1,125)
Changes in demographic assumptions	—	4	—	4	—	—	—	—	4
Changes in financial assumptions	—	3,708	—	3,708	—	—	—	113	3,821
Experience of the plan (3)	(1,766)	(2,911)	—	(4,677)	(241)	—	(241)	(32)	(4,950)
7 - Exchange variation	2	16	—	18	—	—	—	—	18
Other (8+9+10)	(1,271)	1,381	—	110	(323)	—	(323)	128	(85)
8 - Receipt by Destination of Resources (4)	—	—	—	—	(323)	—	(323)	—	(323)
9 - Benefits paid	(1,381)	1,381	—	—	—	—	—	128	128
10 - Contributions and investments from sponsor	110	—	—	110	—	—	—	—	110

Amounts at end of the period	21,912	(20,039)	(3,255)	(1,382)	447	(2)	445	(779)	(1,716)

Amount recognized in Assets (Note 18a)				48			445	—	493
Amount recognized in Liabilities (Note 18b)				(1,430)			—	(779)	(2,209)

	12/31/2020
	BD and CV plans				CD plans			Other post- employment benefits Liabilities	Total Recognized amount
	Net assets	Actuarial liabilities	Asset ceiling	Recognized amount	Pension plan fund	Asset ceiling	Recognized amount
Amounts at the beginning of the period	22,732	(19,659)	(3,761)	(688)	1,475	(849)	626	(967)	(1,029)

Amounts recognized in income (1+2+3+4)	1,731	(1,578)	(287)	(134)	20	(65)	(45)	(76)	(255)
1 - Cost of current service	—	(80)	—	(80)	—	—	—	—	(80)
2 - Cost of past service	—	(1)	—	(1)	—	—	—	—	(1)
3 - Net interest (1)	1,731	(1,497)	(287)	(53)	112	(65)	47	(76)	(82)
4 - Other expenses (2)	—	—	—	—	(92)	—	(92)	—	(92)
Amounts recognized in stockholders´ equity - other comprehensive income (5+6+7)	(75)	(669)	406	(338)	(41)	(37)	(78)	6	(410)
5 - Effects on asset ceiling	—	—	406	406	—	(37)	(37)	—	369
6 - Remeasurements	(113)	(588)	—	(701)	(41)	—	(41)	6	(736)
Changes in demographic assumptions	—	(11)	—	(11)	—	—	—	—	(11)
Changes in financial assumptions	—	13	—	13	—	—	—	12	25
Experience of the plan (3)	(113)	(590)	—	(703)	(41)	—	(41)	(6)	(750)
7 - Exchange variation	38	(81)	—	(43)	—	—	—	—	(43)
Other (8+9)	(1,163)	1,244	—	81	—	—	—	115	196
8 - Benefits paid	(1,244)	1,244	—	—	—	—	—	115	115
9 - Contributions and investments from sponsor	81	—	—	81	—	—	—	—	81

Amounts at end of the period	23,225	(20,662)	(3,642)	(1,079)	1,454	(951)	503	(922)	(1,498)

Amount recognized in Assets (Note 18a)				82			503	—	585
Amount recognized in Liabilities (Note 18b)				(1,161)			—	(922)	(2,083)

(1)
Corresponds to the amount calculated on 01/01/2021 based on the initial amount (Net Assets, Actuarial Liabilities and Restriction of Assets), taking into account the estimated amount of payments/ receipts of benefits/ contributions, multiplied by the discount rate of 7.64% p.a. (on 01/01/2020 the rate used was 7.64% p.a.).

(2)	Corresponds to the use of asset amounts allocated in pension funds of the defined contribution plans.
(3)	Correspond to the income obtained above/below the expected return and comprise the contributions made by participants.
(4)	Includes the effects of the allocation of the surplus from the pension fund of Itaubanco Defined Contribution Plan.

Summary of Defined Benefit Contribution	f) Defined benefit contribution

	Estimated contribution	Contributions made
	2022	01/01 to 12/31/2021	01/01 to 12/31/2020
Retirement plan - FIU	34	43	45
Retiremente plan - FUNBEP	22	32	5

Total	56	75	50

Summary of Maturity Profile of Defined Benefit Liabilities
g) Maturity profile of defined benefit liabilities

	Duration (*)	2022	2023	2024	2025	2026	2027 to 2031
Pension plan - FIU	9.80	1,050	943	984	1,025	1,072	5,862
Pension plan - FUNBEP	9.10	594	614	634	652	667	3,541
Other post-employment benefits	7.09	140	157	149	36	37	209

Total		1,784	1,714	1,767	1,713	1,776	9,612

(*)	Average duration of plan´s actuarial liabilities.

Summary of Sensitivity of Defined Benefit Obligation
h) Sensitivity analysis
To measure the effects of changes in the key assumptions, sensitivity tests are conducted in actuarial liabilities annually. The sensitivity analysis considers a vision of the impacts caused by changes in assumptions, which could affect the income for the period and stockholders’ equity at the balance sheet date. This type of analysis is usually carried out under the ceteris paribus
condition, in which the sensitivity of a system is measured when only one variable of interest is changed and all the others remain unchanged. The results obtained are shown in the table below:

	BD and CV plans			Other post-employment benefits
Main assumptions	Present value of liability	Income	Stockholders´ equity (Other Comprehensive Income) (*)	Present value of liability	Income	Stockholders´ equity (Other Comprehensive Income) (*)
Discount rate
Increase by 0.5%	(835)	—	308	(24)	—	24
Decrease by 0.5%	905	—	(420)	27	—	(27)
Mortality table
Increase by 5%	(234)	—	87	(10)	—	10
Decrease by 5%	245	—	(91)	11	—	(11)
Medical inflation
Increase by 1%	—	—	—	63	—	(63)
Decrease by 1%	—	—	—	(53)	—	53

(*)	Net of effects of asset ceiling